Risk Management Activities (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Derivative Financial Instruments	Net Risk Management Assets and Liabilities

Aggregate net risk management assets and (liabilities) are as follows:

As at Dec. 31, 2020
	Cash flow hedges	Not designated as a hedge	Total
Commodity risk management
Current	101	(11)	90
Long-term	471	(19)	452
Net commodity risk management assets (liabilities)	572	(30)	542
Other
Current	(9)	(4)	(13)
Long-term	—	1	1
Net other risk management liabilities	(9)	(3)	(12)

Total net risk management assets (liabilities)	563	(33)	530

As at Dec. 31, 2019
	Cash flow hedges	Not designated as a hedge	Total
Commodity risk management
Current	70	15	85
Long-term	606	1	607
Net commodity risk management assets	676	16	692
Other
Current	—	—	—
Long-term	—	4	4
Net other risk management assets	—	4	4

Total net risk management assets	676	20	696
The Corporation’s outstanding commodity derivative instruments designated as hedging instruments are as follows:

As at Dec. 31	2020		2019
Type (thousands)	Notional amount sold	Notional amount purchased	Notional amount sold	Notional amount purchased
Electricity (MWh)(1)	95	—	222	—
(1) Excludes the long-term power sale - US contract. For further details on this contract, refer to Note 15(B)(I)(c)(i).
The Corporation’s outstanding commodity derivative instruments not designated as hedging instruments are as follows:

As at Dec. 31	2020		2019
Type (thousands)	Notional amount sold	Notional amount purchased	Notional amount sold	Notional amount purchased
Electricity (MWh)	12,944	8,258	16,097	7,204
Natural gas (GJ)	23,035	177,448	38,062	55,023
Transmission (MWh)	—	1,578	—	1,818
Emissions (MWh)	1,831	2,112	184	138
Emissions (tonnes)	2,160	2,365	2,436	2,446

As at Dec. 31	2020			2019
Notional amount sold	Notional amount purchased	Fair value liability	Maturity	Notional amount sold	Notional amount purchased	Fair value asset	Maturity
Foreign Exchange Forward Contracts - foreign-denominated receipts/expenditures
CAD71	USD54	(2)	2021	CAD124	USD95	—	2020-2021

As at Dec. 31		2020		2019
Notional amount sold	Notional amount purchased	Fair value asset (liability)	Maturity	Notional amount sold	Notional amount purchased	Fair value asset (liability)	Maturity
Foreign exchange forward contracts – foreign-denominated receipts/expenditures
AUD197	CAD181	(14)	2021-2024	AUD286	CAD266	—	2020 - 2023
USD47	CAD72	9	2021-2024	USD108	CAD139	(4)	2020 - 2023
AUD4	USD3	—	2021
CAD1	EUR1	—	2021
Foreign exchange forward contracts – foreign-denominated debt
CAD191	USD150	2	2022	CAD191	USD150	6	2022

Net Arrangements
Information about the Corporation’s financial assets and liabilities that are subject to enforceable master netting arrangements or similar agreements is as follows:

As at Dec. 31	2020				2019
	Current financial assets	Long-term financial assets	Current financial liabilities	Long-term financial liabilities	Current financial assets	Long-term financial assets	Current financial liabilities	Long-term financial liabilities
Gross amounts recognized	120	69	(132)	(104)	316	631	(191)	(100)
Gross amounts set-off	(69)	(10)	69	10	(140)	(42)	140	42
Net amounts as included in the Consolidated Statements of Financial Position	51	59	(63)	(94)	176	589	(51)	(58)

Effect of Hedges
The impact of hedged items designated in hedging relationships on OCI and net earnings is:

Year ended Dec. 31, 2020
		Effective portion		Ineffective portion
Derivatives in cash flow hedging relationships	Pre-tax gain (loss) recognized in OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss reclassified from OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss recognized in earnings
Commodity contracts	41	Revenue	(137)	Revenue	—
Foreign exchange forwards on project hedges	(1)	Property, plant and equipment	—	Foreign exchange (gain) loss	—
Forward starting interest rate swaps	(12)	Interest expense	(4)	Interest expense	—
OCI impact	28	OCI impact	(141)	Net earnings impact	—

Year ended Dec. 31, 2019
		Effective portion		Ineffective portion
Derivatives in cash flow hedging relationships	Pre-tax gain (loss) recognized in OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss reclassified from OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss recognized in earnings
Commodity contracts	77	Revenue	(59)	Revenue	—
Forward starting interest rate swaps	—	Interest expense	6	Interest expense	—
OCI impact	77	OCI impact	(53)	Net earnings impact	—

Year ended Dec. 31, 2018
		Effective portion		Ineffective portion
Derivatives in cash flow hedging relationships	Pre-tax gain (loss) recognized in OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss reclassified from OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss recognized in earnings
Commodity contracts	(9)	Revenue	(67)	Revenue	—
Foreign exchange forwards on US debt	—	Foreign exchange (gain) loss	3	Foreign exchange (gain) loss	—
Forward starting interest rate swaps	—	Interest expense	7	Interest expense	—
OCI impact	(9)	OCI impact	(57)	Net earnings impact	—

Currency Rate Risk
The possible effect on net earnings and OCI, due to changes in foreign exchange rates associated with financial instruments denominated in currencies other than the Corporation’s functional currency, is outlined below. The sensitivity analysis has been prepared using management’s assessment that an average three cent (2019 — three cent, 2018 — four cent) increase or decrease in these currencies relative to the Canadian dollar is a reasonable potential change over the next quarter.

Year ended Dec. 31	2020		2019		2018
Currency	Net earnings increase (decrease)(1)	OCI gain(1),(2)	Net earnings increase(1)	OCI gain(1),(2)	Net earnings decrease(1)	OCI gain(1),(2)
USD	(8)	1	(18)	2	(13)	—
AUD	(4)	—	(6)	—	(7)	—
Total	(12)	1	(24)	2	(20)	—
(1) These calculations assume an increase in the value of these currencies relative to the Canadian dollar.  A decrease would have the opposite effect.
(2) The foreign exchange impact related to financial instruments designated as hedging instruments in net investment hedges has been excluded.

Credit Risk	The following table outlines the Corporation’s maximum exposure to credit risk without taking into account collateral held, including the distribution of credit ratings, as at Dec. 31, 2020:

	Investment grade (Per cent)	Non-investment grade (Per cent)	Total (Per cent)	Total amount
Trade and other receivables(1)	92	8	100	583
Long-term finance lease receivable	100	—	100	228
Risk management assets(1)	93	7	100	692
Loan receivable(2)	—	100	100	52
Total				1,555

(1) Letters of credit and cash and cash equivalents are the primary types of collateral held as security related to these amounts.
(2) The counterparty has no external credit rating. Refer to Note 22 for further details.
Maturity Analysis of Financial Liabilities

	2021	2022	2023	2024	2025	2026 and thereafter	Total
Accounts payable and accrued liabilities	599	—	—	—	—	—	599
Long-term debt(1)	96	626	277	119	136	2,010	3,264
Exchangeable securities(2)	—	—	—	—	750	—	750
Commodity risk management (assets) liabilities	(92)	(87)	(131)	(131)	(103)	2	(542)
Other risk management (assets) liabilities	14	—	1	(2)	—	(1)	12
Lease liabilities(3)	(5)	6	5	5	5	118	134
Interest on long-term debt and lease liabilities(4)	161	153	126	119	113	893	1,565
Interest on exchangeable securities(2, 4)	53	52	53	52	—	—	210
Dividends payable	59	—	—	—	—	—	59
Total	885	750	331	162	901	3,022	6,051
(1) Excludes impact of hedge accounting and derivatives.
(2) Assumes the exchangeable securities will be exchanged on Jan. 1, 2025. Refer to Note 25 for further details.
(3) Lease liabilities include a lease incentive of $13 million, expected to be received in 2021.
(4) Not recognized as a financial liability on the Consolidated Statements of Financial Position
The following table outlines the terms and conditions of derivative hedging instruments and how they affect the amount, timing and uncertainty of future cash flows:

	Maturity
	2021	2022	2023	2024	2025	2026 and thereafter
Cash flow hedges(1)
Foreign currency forward contracts
Notional amount ($ millions)
CAD/USD	54	—	—	—	—	—
Average Exchange Rate
CAD/USD	0.7648	—	—	—	—	—
Commodity derivative instruments
Electricity
Notional amount (thousands MWh)	3,424	3,329	3,329	3,338	2,628	—
Average Price ($ per MWh)	69.51	71.91	73.72	75.56	77.44	—
(1) The interest rate swaps detailed above both settle in 2021.

Hedging Instruments
The impact of the hedging instruments on the statement of financial position is as follows:

As at Dec. 31, 2020
	Notional amount	Carrying amount	Line item in the statement of financial position	Change in fair value used for measuring ineffectiveness
Commodity price risk
Cash flow hedges
Physical power sales	16 MMWh	573	Risk management assets	(33)
Interest rate risk
Cash flow hedges
Interest rate swap	USD150	(3)	Risk management liabilities	3
Interest rate swap	CAD75	(4)	Risk management liabilities	4
Foreign currency risk
Net investment hedges
Foreign-denominated debt	USD370	CAD472	Credit facilities, long-term debt and lease liabilities	11

As at Dec. 31, 2019
	Notional amount	Carrying amount	Line item in the statement of financial position	Change in fair value used for measuring ineffectiveness
Commodity price risk
Cash flow hedges
Physical power sales	19 MMWh	678	Risk management assets	47
Foreign currency risk
Net investment hedges
Foreign-denominated debt	USD370	CAD483	Credit facilities, long-term debt and lease liabilities	21
The impact of the hedged items on the statement of financial position is as follows:

As at Dec. 31	2020		2019
	Change in fair value used for measuring ineffectiveness	Cash flow hedge reserve(1)	Change in fair value used for measuring ineffectiveness	Cash flow hedge reserve(1)
Commodity price risk
Cash flow hedges
Power forecast sales – Centralia	(33)	417	47	527
Interest rate risk
Cash flow hedges
Interest expense on long-term debt	7	19	—	—

	Change in fair value used for measuring ineffectiveness	Foreign currency translation reserve(1)	Change in fair value used for measuring ineffectiveness	Foreign currency translation reserve(1)
Foreign currency risk
Net investment hedges
Net investment in foreign subsidiaries	11	(21)	21	(21)
(1) Included in AOCI.